Exhibit 99.1
SLM Student Loan Trust 2008-1
Quarterly Servicing Report

Distribution Date	04/25/2008
Collection Period	01/17/2008 — 03/31/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-1 Deal Parameters

	Student Loan Portfolio Characteristics		01/17/2008	Activity	03/31/2008
A	i	Portfolio Balance	$1,458,501,059.83	($4,513,241.79)	$1,453,987,818.04
	ii	Interest to be Capitalized	28,162,805.36		30,470,518.09

	iii	Total Pool	$1,486,663,865.19		$1,484,458,336.13
	iv	Capitalized Interest	30,000,000.00		30,000,000.00
	v	Specified Reserve Account Balance	3,749,783.00		3,711,145.84

	vi	Total Adjusted Pool	$1,520,413,648.19		$1,518,169,481.97

B	i	Weighted Average Coupon (WAC)	7.050%		7.056%
	ii	Weighted Average Remaining Term	126.07		125.37
	iii	Number of Loans	420,593		419,418
	iv	Number of Borrowers	214,359		213,906
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance — T-Bill	$115,143,222		$113,844,021
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$1,371,520,643		$1,370,614,316
	viii	Pool Factor	1.000000000		0.989694933

						% of O/S		% of O/S
	Notes			Spread	Balance 01/17/2008	Securities	Balance 04/25/2008	Securities
C	i	A-1 Notes	784439AA9	0.25%	$371,000,000.00	24.190%	$361,453,755.85	23.716%
	ii	A-2 Notes	784439AB7	0.35%	517,000,000.00	33.710%	517,000,000.00	33.921%
	iii	A-3 Notes	784439AC5	0.50%	190,000,000.00	12.389%	190,000,000.00	12.466%
	iv	A-4 Notes	784439AD3	0.65%	409,653,000.00	26.711%	409,653,000.00	26.878%
	v	B Notes	784439AE1	1.15%	46,010,000.00	3.000%	46,010,000.00	3.019%

		Total Notes			$1,533,663,000.00	100.000%	$1,524,116,755.85	100.000%

	Reserve Account		01/17/2008	04/25/2008
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$3,749,783.00	$0.00
	iii	Specified Reserve Acct Balance ($)	$3,749,783.00	$3,711,145.84
	iv	Reserve Account Floor Balance ($)	$1,499,914.00	$1,499,914.00
	v	Current Reserve Acct Balance ($)	$3,749,783.00	$3,711,145.84

	Other Accounts		01/17/2008	04/25/2008
E	i	Supplemental Loan Purchase Account	$13,251,195.93	$0.00
	ii	Capitalized Interest Account	$30,000,000.00	$30,000,000.00
	iii	Floor Income Rebate Account	$0.00	$4,166,382.16

	Asset/Liability		01/17/2008	04/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$1,533,664,844.12	$1,518,169,481.97
	ii	Total Outstanding Balance Notes	$1,533,663,000.00	$1,524,116,755.85
	iii	Difference	$1,844.12	$(5,947,273.88)
	iv	Parity Ratio	1.00000	0.99610

II. 2008-1  Transactions from:           01/17/2008           through:
03/31/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$24,152,783.76
	ii	Principal Collections from Guarantor	143,661.85
	iii	Principal Reimbursements	221,607.48
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$24,518,053.09

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$52,228.62
	ii	Capitalized Interest	(7,097,498.77)

	iii	Total Non-Cash Principal Activity	$(7,045,270.15)

C	Student Loan Principal Purchases		$(12,959,541.15)

D	Total Student Loan Principal Activity		$4,513,241.79

E	Student Loan Interest Activity
	i	Regular Interest Collections	$4,314,482.94
	ii	Interest Claims Received from Guarantors	1,631.41
	iii	Collection Fees/Returned Items	5,964.41
	iv	Late Fee Reimbursements	100,808.66
	v	Interest Reimbursements	6,492.77
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$4,429,380.19

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(714.60)
	ii	Capitalized Interest	7,097,498.77

	iii	Total Non-Cash Interest Adjustments	$7,096,784.17

G	Student Loan Interest Purchases		$(149,304.76)

H	Total Student Loan Interest Activity		$11,376,859.60

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2008-1  Collection Account Activity           01/17/2008           through
03/31/2008

A	Principal Collections
	i	Principal Payments Received	$14,460,709.60
	ii	Consolidation Principal Payments	9,835,736.01
	iii	Reimbursements by Seller	36,868.38
	iv	Borrower Benefits Reimbursements	41,815.29
	v	Reimbursements by Servicer	54.81
	vi	Re-purchased Principal	142,869.00

	vii	Total Principal Collections	$24,518,053.09

B	Interest Collections
	i	Interest Payments Received	$4,130,445.44
	ii	Consolidation Interest Payments	185,668.91
	iii	Reimbursements by Seller	(4,662.96)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	6,119.63
	vi	Re-purchased Interest	5,036.10
	vii	Collection Fees/Return Items	5,964.41
	viii	Late Fees	100,808.66

	ix	Total Interest Collections	$4,429,380.19

C	Other Reimbursements		$40,987.35

D	Reserves in Excess of the Requirement		$38,637.16

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$416,896.57

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$207,261.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$4,070,000.00

L	TOTAL AVAILABLE FUNDS		$33,721,215.36
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(758,774.79)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(4,166,382.16)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$28,796,058.41

N	Servicing Fees Due for Current Period		$521,862.00

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$541,862.00

IV. 2008-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	01/17/2008	03/31/2008	01/17/2008	03/31/2008	01/17/2008	03/31/2008	01/17/2008	03/31/2008	01/17/2008	03/31/2008

INTERIM:
In School
Current	6.785%	6.783%	179,575	158,255	42.696%	37.732%	$646,415,285.45	$574,956,764.82	44.321%	39.543%

Grace
Current	6.772%	6.784%	123,450	98,509	29.351%	23.487%	355,091,612.19	$297,606,090.39	24.346%	20.468%

TOTAL INTERIM	6.781%	6.783%	303,025	256,764	72.047%	61.219%	$1,001,506,897.64	$872,562,855.21	68.667%	60.012%

REPAYMENT
Active
Current	7.709%	7.486%	74,557	100,495	17.727%	23.961%	$284,658,452.59	$346,609,923.62	19.517%	23.839%
31-60 Days Delinquent	7.526%	7.540%	10,470	8,365	2.489%	1.994%	37,361,015.97	27,975,714.28	2.562%	1.924%
61-90 Days Delinquent	7.583%	7.391%	4,596	7,435	1.093%	1.773%	16,209,042.85	23,248,963.34	1.111%	1.599%
91-120 Days Delinquent	7.635%	7.437%	2,537	5,480	0.603%	1.307%	9,587,514.41	17,420,834.44	0.657%	1.198%
> 120 Days Delinquent	7.580%	7.550%	5,368	9,579	1.276%	2.284%	19,686,499.51	34,430,161.31	1.350%	2.368%

Deferment
Current	7.447%	7.276%	11,260	16,861	2.677%	4.020%	47,560,015.44	66,173,603.88	3.261%	4.551%

Forbearance
Current	7.693%	7.613%	8,780	14,302	2.088%	3.410%	41,931,621.42	65,031,627.65	2.875%	4.473%

TOTAL REPAYMENT	7.654%	7.478%	117,568	162,517	27.953%	38.748%	$456,994,162.19	$580,890,828.52	31.333%	39.952%

Claims in Process (1)	0.000%	7.288%	0	137	0.000%	0.033%	$0.00	$534,134.31	0.000%	0.037%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.050%	7.056%	420,593	419,418	100.000%	100.000%	$1,458,501,059.83	$1,453,987,818.04	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2008-1 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.882%	218,628	$630,785,330.52	43.383%
- GSL — Unsubsidized	6.917%	182,525	671,231,459.63	46.165%
- PLUS Loans	8.418%	17,734	149,602,428.61	10.289%
- SLS Loans	8.142%	531	2,368,599.28	0.163%

- Total	7.056%	419,418	$1,453,987,818.04	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	7.039%	281,153	$1,083,069,489.42	74.490%
-Two Year	7.094%	93,222	244,901,051.11	16.843%
-Technical	7.128%	45,037	126,009,052.56	8.666%
-Other	7.859%	6	8,224.95	0.001%

- Total	7.056%	419,418	$1,453,987,818.04	100.000%

*	Percentages may not total 100% due to rounding

GSL	- Guaranteed Stafford Loan

PLUS	- Parent Loans for Undergraduate Students

SLS	- Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2008-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$14,187,516.74
B	Interest Subsidy Payments Accrued During Collection Period	6,907,795.61
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	416,896.57
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$21,512,208.92
VII. 2008-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.011652273	01/17/2008 - 04/25/2008	1 NY Business Day	4.23719%	LIBOR
B	Class A-2 Interest Rate	0.011927273	01/17/2008 - 04/25/2008	1 NY Business Day	4.33719%	LIBOR
C	Class A-3 Interest Rate	0.012339773	01/17/2008 - 04/25/2008	1 NY Business Day	4.48719%	LIBOR
D	Class A-4 Interest Rate	0.012752273	01/17/2008 - 04/25/2008	1 NY Business Day	4.63719%	LIBOR
E	Class B Interest Rate	0.014127273	01/17/2008 - 04/25/2008	1 NY Business Day	5.13719%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please seehttp://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-1 Inputs From Initial Period 01/17/2008

A	Total Student Loan Pool Outstanding
	i Portfolio Balance	$1,458,501,059.83
	ii Interest To Be Capitalized	28,162,805.36

	iii Total Pool	$1,486,663,865.19
	iv Capitalized Interest	30,000,000.00
	v Specified Reserve Account Balance	3,749,783.00

	vi Total Adjusted Pool	$1,520,413,648.19

B	Total Note Factor	0.766641373
C	Total Note Balance	$1,533,663,000.00

D	Note Balance 01/17/2008	Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance	$371,000,000.00	$517,000,000.00	$190,000,000.00	$409,653,000.00	$46,010,000.00
	iii Note Principal Shortfall	$0.0	$0.0	$0.0	$0.0	$0.00
	iv Interest Shortfall	$0.0	$0.0	$0.0	$0.0	$0.00
	v Interest Carryover	$0.0	$0.0	$0.0	$0.0	$0.00

E	Reserve Account Balance	$3,749,783.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$28,796,058.41	$28,796,058.41

B	Primary Servicing Fees — Current Month		$521,862.00	$28,274,196.41

C	Administration Fee		$20,000.00	$28,254,196.41

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,322,993.10	$23,931,203.31
	ii	Class A-2	$6,166,399.88	$17,764,803.43
	iii	Class A-3	$2,344,556.78	$15,420,246.65
	iv	Class A-4	$5,224,006.69	$10,196,239.96

	v	Total Class A Interest Distribution	$18,057,956.45

E	Class B Noteholders’ Interest Distribution Amount		$649,995.81	$9,546,244.15

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$9,546,244.15	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$9,546,244.15
G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,453,987,818.04
	ii	Interest to be Capitalized	30,470,518.09
	iii	Reserve Account Balance (after any reinstatement)	3,711,145.84
	iv	Capitalized Interest Account Balance	30,000,000.00
	v	Less Specified Reserve Account Balance	(3,711,145.84)

	vi	Total	$1,514,458,336.13

	vii	Class A Notes Outstanding (after application of available funds)	$1,478,106,755.85
	ix	Insolvency Event or Event of Default Under Indenture	N

	x	Available Funds Applied to Class A Noteholders’ Distribution Amount Before

		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(vii > vi or ix = Y)	N

X. 2008-1 Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$3,749,783.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$3,749,783.00
	iv	Required Reserve Account Balance	$3,711,145.84
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$38,637.16
	vii	Ending Reserve Account Balance	$3,711,145.84

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		02/01/2008
	i	Beginning of Period Account Balance	$13,251,195.93
	ii	Supplemental Loan Purchases	$(13,043,934.93)
	iii	Transfers to Collection Account	$(207,261.00)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/27/2009
	i	Beginning of Period Account Balance	$30,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$30,000,000.00

E	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$4,166,382.16
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$4,166,382.16

XI. 2008-1 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$4,322,993.10	$6,166,399.88	$2,344,556.78	$5,224,006.69	$649,995.81
	ii	Quarterly Interest Paid	4,322,993.10	6,166,399.88	2,344,556.78	5,224,006.69	649,995.81

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$15,493,518.03	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	9,546,244.15	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$5,947,273.88	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$13,869,237.25	$6,166,399.88	$2,344,556.78	$5,224,006.69	$649,995.81

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	3/31/08	$1,533,663,000.00
	ii	Adjusted Pool Balance	3/31/08	1,518,169,481.97

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$15,493,518.03

	iv	Adjusted Pool Balance	1/17/08	$1,520,413,648.19
	v	Adjusted Pool Balance	3/31/08	1,518,169,481.97

	vi	Current Principal Due (iv - v)		$2,244,166.22
	vii	Notes Issued Exceeding Adjusted Pool Balance		13,249,351.81

	viii	Principal Distribution Amount (vi + vii)		$15,493,518.03

	ix	Principal Distribution Amount Paid		$9,546,244.15

	x	Principal Shortfall (viii - ix)		$5,947,273.88

C		Total Principal Distribution		$9,546,244.15
D		Total Interest Distribution		18,707,952.26

E		Total Cash Distributions		$28,254,196.41

					Paydown
F	Note Balances			01/17/2008	Factor	04/25/2008
	i	A-1 Note Balance	784439AA9	$371,000,000.00		$361,453,755.85
		A-1 Note Pool Factor		1.000000000	0.025731116	0.974268884

	ii	A-2 Note Balance	784439AB7	$517,000,000.00		$517,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	784439AC5	$190,000,000.00		$190,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	784439AD3	$409,653,000.00		$409,653,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	784439AE1	$46,010,000.00		$46,010,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-1 Historical Pool Information

			1/17/08 - 3/31/08
Beginning Student Loan Portfolio Balance			$1,458,501,059.83

	Student Loan Principal Activity
	i	Regular Principal Collections	$24,152,783.76
	ii	Principal Collections from Guarantor	143,661.85
	iii	Principal Reimbursements	221,607.48
	iv	Other System Adjustments	0.00
	v	Total Principal Collections	$24,518,053.09
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$52,228.62
	ii	Capitalized Interest	(7,097,498.77)
	iii	Total Non-Cash Principal Activity	$(7,045,270.15)

	Student Loan Principal Purchases		$(12,959,541.15)

(-)	Total Student Loan Principal Activity		$4,513,241.79

	Student Loan Interest Activity
	i	Regular Interest Collections	$4,314,482.94
	ii	Interest Claims Received from Guarantors	1,631.41
	iii	Collection Fees/Returned Items	5,964.41
	iv	Late Fee Reimbursements	100,808.66
	v	Interest Reimbursements	6,492.77
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00
	ix	Total Interest Collections	$4,429,380.19

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(714.60)
	ii	Capitalized Interest	7,097,498.77
	iii	Total Non-Cash Interest Adjustments	$7,096,784.17

	Student Loan Interest Purchases		$(149,304.76)

	Total Student Loan Interest Activity		$11,376,859.60

(=)	Ending Student Loan Portfolio Balance		$1,453,987,818.04
(+)	Interest to be Capitalized		$30,470,518.09

(=)	TOTAL POOL		$1,484,458,336.13

(+)	Capitalized Interest		$30,000,000.00

(+)	Reserve Account Balance		$3,711,145.84

(=)	Total Adjusted Pool		$1,518,169,481.97

XIII. 2008-1 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-08	$1,484,458,336	4.00%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.